Submission	Dec. 05, 2025
Submission [Line Items]
Central Index Key	0002099232
Registrant Name	Future Money Acquisition Corporation
Form Type	S-1
Submission Type	S-1
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A